N-2	Aug. 12, 2025 USD ($)
Cover [Abstract]
Entity Central Index Key	0001837532
Amendment Flag	false
Securities Act File Number	814-01424
Document Type	8-K
Entity Registrant Name	Apollo Debt Solutions BDC
Entity Address, Address Line One	9 West 57th Street
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10019
City Area Code	212
Local Phone Number	515-3200
Entity Emerging Growth Company	false
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt [Table Text Block]
On August 12, 2025 (the “Closing Date”), Apollo Debt Solutions BDC (the “Company”) completed a $502,100,000 term debt securitization (the “2025 Debt Securitization”). Term debt securitizations are also known as collateralized loan obligations and are a form of secured financing incurred by a subsidiary of the Company, which is consolidated by the Company and subject to the Company’s overall asset coverage requirements.
On the Closing Date and in connection with the 2025 Debt Securitization, ADS CLO 2 LLC (the “CLO Issuer”), an indirect, wholly-owned, consolidated subsidiary of the Company, entered into a Note Purchase and Placement Agreement (the “CLO Purchase and Placement Agreement”) with BofA Securities, Inc., as the initial purchaser (the “Initial Purchaser”) and Apollo Global Securities, LLC, as placement agent, pursuant to which the CLO Issuer agreed to sell certain of the notes to the Initial Purchaser issued as part of the 2025 Debt Securitization pursuant to an indenture by and between the CLO Issuer and U.S. Bank Trust Company, National Association, as trustee (the “CLO Indenture”).
The notes issued as part of the 2025 Debt Securitization consist of $300,000,000 of AAA(sf)/Aaa(sf)
Class A-1
Senior Secured Floating Rate Notes due 2037, which bear interest at the three-month secured overnight financing rate published by the Federal Reserve Bank of New York (“SOFR”) plus 1.30% (the
“Class A-1
Notes”); $30,000,000 of AA(sf)
Class A-2
Senior Secured Floating Rate Notes due 2037, which bear interest at the three-month SOFR plus 1.70% (the
“Class A-2
Notes”); $65,000,000 of A(sf) Class B Senior Secured Deferrable Floating Rate Notes due 2037, which bear interest at the three-month SOFR plus 1.80% (the “Class B Notes”); $35,000,000 of
BBB-(sf)
Class C Senior Secured Deferrable Floating Rate Notes due 2037, which bear interest at the three-month SOFR plus 2.75% (the “Class C Notes” and together with the
Class A-1
Notes, the
Class A-2
Notes and the Class B Notes, the “Secured Notes”). Additionally, on the Closing Date, the CLO Issuer will issue $72,100,000 of Subordinated Notes due 2037 (the “Subordinated Notes”), which do not bear interest. The Secured Notes together with the Subordinated Notes are collectively referred to herein as the “Notes”.
The 2025 Debt Securitization is backed by a diversified portfolio consisting primarily of first-priority commercial loans. The Notes are scheduled to mature on July 15, 2037; however, the Notes may be redeemed by the CLO Issuer, at the direction of ADS CLO 2 Depositor LLC (the “CLO Retention Provider”), a wholly-owned, consolidated subsidiary of the Company, as owner of a majority of the Subordinated Notes, on any business day on or after July 15, 2027. The CLO Retention Provider acts as retention holder in connection with the 2025 Debt Securitization for the purposes of satisfying certain U.S. regulations requiring sponsors of securitization transactions to retain exposure to the performance of the securitized assets and as such is required to retain a portion of the Subordinated Notes. The Company, through the CLO Retention Provider, has retained 100% of the Class B Notes, the Class C Notes and the Subordinated Notes issued in the 2025 Debt Securitization.
The CLO Issuer intends to use the proceeds from the 2025 Debt Securitization to, among other things, purchase certain loans (“Collateral Obligations”) from time to time on and after the Closing Date from the Company pursuant to a master loan sale agreement entered into on the Closing Date (the “Loan Sale Agreement”) among the Company, the CLO Retention Provider and the CLO Issuer. Under the terms of the Loan Sale Agreement that provide for the sale of Collateral Obligations to the CLO Issuer, the Company will transfer to the CLO Retention Provider, and the CLO Retention Provider will transfer to the CLO Issuer, a portion of its ownership interest in the Collateral Obligations securing the 2025 Debt Securitization for the purchase price and other consideration set forth in the Loan Sale Agreement from time to time on and after the Closing Date. Following these transfers, the CLO Issuer, and not the CLO Retention Provider or the Company, will hold all of the ownership interest in such loans and participations. The Company made customary representations, warranties and covenants in the Loan Sale Agreement.
The Secured Notes are the secured obligation of the CLO Issuer, the Subordinated Notes are the unsecured obligations of the CLO Issuer, and the CLO Indenture governing the Notes include customary covenants and events of default. The Notes have not been, and will not be, registered under the Securities Act of 1933, as amended, or any state securities or “blue sky” laws and may not be offered or sold in the United States absent registration with the Securities and Exchange Commission or an applicable exemption from registration.
The Company serves as collateral manager to the CLO Issuer under a collateral management agreement entered into on the Closing Date (the “Collateral Management Agreement”). Pursuant to the Collateral Management Agreement, so long as the Company is the collateral manager, the collateral management fee will equal 0.0% per annum of the fee basis amount.

The above description of the documentation related to the 2025 Debt Securitization and other arrangements entered into on the C lo
sing Date contained in this Current Report on Form
8-K
do not purport to be complete and are qualified in their entirety by reference to the underlying agreements, including the CLO Purchase and Placement Agreement, the CLO Indenture, the Collateral Management Agreement and the Loan Sale Agreement, attached hereto as Exhibits 10.1, 10.2, 10.3 and 10.4, respectively, and each incorporated into this Current Report on Form
8-K
by reference.

Long Term Debt, Title [Text Block]	the “2025 Debt Securitization”
Long Term Debt, Principal	$ 502,100,000
Long Term Debt, Structuring [Text Block]	The notes issued as part of the 2025 Debt Securitization consist of $300,000,000 of AAA(sf)/Aaa(sf)
Class A-1
Senior Secured Floating Rate Notes due 2037, which bear interest at the three-month secured overnight financing rate published by the Federal Reserve Bank of New York (“SOFR”) plus 1.30% (the
“Class A-1
Notes”); $30,000,000 of AA(sf)
Class A-2
Senior Secured Floating Rate Notes due 2037, which bear interest at the three-month SOFR plus 1.70% (the
“Class A-2
Notes”); $65,000,000 of A(sf) Class B Senior Secured Deferrable Floating Rate Notes due 2037, which bear interest at the three-month SOFR plus 1.80% (the “Class B Notes”); $35,000,000 of
BBB-(sf)
Class C Senior Secured Deferrable Floating Rate Notes due 2037, which bear interest at the three-month SOFR plus 2.75% (the “Class C Notes” and together with the
Class A-1
Notes, the
Class A-2
Notes and the Class B Notes, the “Secured Notes”). Additionally, on the Closing Date, the CLO Issuer will issue $72,100,000 of Subordinated Notes due 2037 (the “Subordinated Notes”), which do not bear interest. The Secured Notes together with the Subordinated Notes are collectively referred to herein as the “Notes”.
Long Term Debt, Dividends and Covenants [Text Block]
The Secured Notes are the secured obligation of the CLO Issuer, the Subordinated Notes are the unsecured obligations of the CLO Issuer, and the CLO Indenture governing the Notes include customary covenants and events of default. The Notes have not been, and will not be, registered under the Securities Act of 1933, as amended, or any state securities or “blue sky” laws and may not be offered or sold in the United States absent registration with the Securities and Exchange Commission or an applicable exemption from registration.